Revenue	6 Months Ended
Jun. 30, 2023
Revenue [Abstract]
REVENUE

NOTE 17 – REVENUE

The Company’s sales derived from sales of electrical and electronic material. The following is the Company’s revenue by geographical markets during the six months ended June 30, 2023 and 2022:

	Six Months Ended June 30,
	2023	2022
Spain	€5,847,800	€12,760,655
Europe	1,083,065	1,369,875
Rest of the world	281,051	203,512
	€7,211,916	€14,334,042

During the six months ended June 30, 2023 and 2022, the Company recognized revenue of €7,211,916 and €14,334,042, of which €184,362 and €544,786 derived from related parties, respectively.